Other assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Assets [Abstract]
Summary of Other Assets Presented on the Consolidated Balance Sheet
The following table provides the components of other assets presented on the consolidated balance sheet.

Other assets	Dec. 31,
(in millions)	2024	2023
Corporate/bank-owned life insurance	$5,552	$5,480
Accounts receivable (a)	4,931	6,567
Tax credit investments	2,821	2,186
Software	2,676	2,430
Prepaid pension assets	2,035	1,818
Fails to deliver	1,292	1,514
Assets of consolidated investment management funds	891	526
Equity method investments	852	873
Fair value of hedging derivatives	781	236
Prepaid expense	736	737
Other equity investments (b)	679	741
Federal Reserve Bank stock	478	480
Cash collateral receivable on derivative transactions	292	621
Income taxes receivable	255	270
Seed capital (c)	196	232
Other (d)	1,223	1,198
Total other assets	$25,690	$25,909
(a)    Includes receivables for securities sold or matured that have not yet settled.
(b)    Includes strategic equity, private equity and other investments.
(c)    Includes investments in BNY funds that hedge deferred incentive awards.
(d)    At Dec. 31, 2024 and Dec. 31, 2023, other assets include $57 million and $7 million, respectively, of Federal Home Loan Bank stock, at cost.

Equity Securities without Readily Determinable Fair Value
The following table presents the adjustments on the non-readily marketable equity securities.

Adjustments on non-readily marketable equity securities				Life-to-date
(in millions)	2024	2023	2022
Upward adjustments	$1	$52	$125	$336
Downward adjustments	(2)	(41)	(8)	(55)
Net adjustments	$(1)	$11	$117	$281

Summary of Investments Valued Using NAV
The table below presents information on our investments valued using NAV.

Investments valued using NAV	Dec. 31, 2024		Dec. 31, 2023
(in millions)	Fair value	Unfunded commitments	Fair value	Unfunded commitments
Seed capital (a)	$7	$—	$3	$—
Private equity investments (b)	137	59	143	42
Other	8	—	7	—
Total	$152	$59	$153	$42
(a)    Seed capital investments at Dec. 31, 2024 are generally redeemable on request. Distributions are received as the underlying investments in the funds, which have redemption notice periods of up to seven days, are liquidated.
(b)    Private equity investments primarily include Volcker Rule-compliant investments in SBICs that invest in various sectors of the economy. Private equity investments do not have redemption rights. Distributions from such investments will be received as the underlying investments in the private equity investments, which have a life of 10 years, are liquidated.